Description of Business, Basis of Presentation and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Impact of the Reverse Stock Split Retroactively Adjustment
The impacts of the Reverse Stock Split were applied retroactively for all periods presented in accordance with applicable guidance. Therefore, prior period amounts are different than those previously reported. Certain amounts within the following tables may not foot due to rounding.
The following table illustrates changes in equity, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for the periods presented:

	March 31, 2023
	As Previously Reported	Impact of Reverse Stock Split	As Adjusted
Class A common stock	215,286,444	(200,934,014)	14,352,430
Class B common stock	55,539,188	(51,836,575)	3,702,613
The following table illustrates changes in loss per share and weighted average shares outstanding, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for the periods presented:

	Three Months Ended March 31, 2023
	As Previously Reported	Impact of Reverse Stock Split	As Adjusted
Class A common stock:
Weighted average shares outstanding—basic and diluted	214,706,779	(200,392,994)	14,313,785
Loss per share—basic and diluted	$(0.17)	$(2.32)	$(2.49)
Class B common stock:
Weighted average shares outstanding—basic and diluted	55,539,188	(51,836,575)	3,702,613
Loss per share—basic and diluted	$(0.17)	$(2.32)	$(2.49)
The following outstanding stock options and restricted stock units exercisable or issuable into shares of Class A common stock were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	March 31, 2023
	As Previously Reported	Impact of Reverse Stock Split	As Adjusted
Stock options	15,939,378	(14,876,753)	1,062,625
Restricted stock units	14,533,186	(13,564,307)	968,879
Warrants	25,000	(23,333)	1,667

Total antidilutive shares excluded from loss per share—diluted	30,497,564	(28,464,393)	2,033,171

Restricted stock awards were adjusted retroactively to give effect to the Reverse Stock Split for the three months ended March 31, 2023

	As Previously Reported		Impact of Reverse Stock Split		As Adjusted
	No. of RSUs	Weighted- Average Exercise Price	No. of RSUs	Weighted- Average Exercise Price	No. of RSUs	Weighted- Average Exercise Price
Outstanding—December 31, 2022	16,121,844	$3.35	(15,047,054)	$46.90	1,074,790	$50.25
Granted	990,959	0.52	(924,895)	7.28	66,064	7.80
Vested	(627,185)	6.51	585,372	91.14	(41,813)	97.65
Forfeited	(1,944,250)	3.71	1,814,633	51.94	(129,617)	55.65

Outstanding—March 31, 2023	14,541,368	$2.97	(13,571,944)	$41.58	969,424	$44.55

Stock options were adjusted retroactively to give effect to the Reverse Stock Split for the three months ended March 31, 2023:

	As Previously Reported		Impact of Reverse Stock Split		As Adjusted
	No. of Options	Weighted- Average Exercise Price	No. of Options	Weighted- Average Exercise Price	No. of Options	Weighted- Average Exercise Price
Outstanding—December 31, 2022	16,248,601	$7.11	(15,165,360)	$99.54	1,083,241	$106.65
Granted	10,535,783	0.55	(9,833,397)	7.70	702,386	8.25
Exercised	(180,923)	0.46	168,861	6.44	(12,062)	6.90
Forfeited	(878,620)	0.65	820,045	9.10	(58,575)	9.75
Expired	(23,330)	1.65	21,774	23.10	(1,556)	24.75

Outstanding—March 31, 2023	25,701,511	$4.69	(23,988,077)	$65.66	1,713,434	$70.35

The impacts of the Reverse Stock Split were applied retroactively for all periods presented in accordance with applicable guidance. Therefore, prior period amounts are different than those previously reported. Certain amounts within the following tables may not foot due to rounding.

	December 31, 2022			December 31, 2021
	As Previously Reported	Impact of Reverse Stock Split	As Adjusted	As Previously Reported	Impact of Reverse Stock Split	As Adjusted
Class A common stock	213,697,468	(199,450,970)	14,246,498	207,451,107	(193,621,033)	13,830,074
Class B common stock	55,539,188	(51,836,575)	3,702,613	55,539,189	(51,836,576)	3,702,613

The following table illustrates changes in loss per share and weighted average shares outstanding, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for the periods presented:

	Year Ended December 31, 2022
	As Previously Reported	Impact of Reverse Stock Split	As Adjusted
Class A common stock:
Weighted average shares outstanding - basic and diluted	210,177,911	(196,166,050)	14,011,861
Loss per share - basic and diluted	$(1.55)	$(21.68)	$(23.23)
Class B common stock:
Weighted average shares outstanding - basic and diluted	55,539,188	(51,836,575)	3,702,613
Loss per share - basic and diluted	$(1.55)	$(21.68)	$(23.23)
The following outstanding stock options and restricted stock units exercisable or issuable into shares of Class A Common Stock were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	December 31, 2022
	As Previously Reported	Impact of Reverse Stock Split	As Adjusted
Stock options	6,486,468	(6,054,037)	432,431
Restricted stock units	16,121,844	(15,047,054)	1,074,790

Total antidilutive shares excluded from loss per share - diluted	22,608,312	(21,101,091)	1,507,221

Restricted stock awards were adjusted retroactively to give effect to the Reverse Stock Split for the year ended December 31, 2022:

	As Previously Reported		Impact of Reverse Stock Split		As Adjusted
	No. of Options	Weighted- Average Exercise Price	No. of RSUs	Weighted- Average Exercise Price	No. of RSUs	Weighted- Average Exercise Price
Outstanding - December 31, 2021	10,678,818	$9.20	(9,966,896)	$128.80	711,922	$138.00
Granted	17,337,752	2.12	(16,181,901)	29.68	1,155,851	31.80
Vested	(4,640,946)	8.24	4,331,549	115.36	(309,397)	123.60
Forfeited	(7,253,780)	5.82	6,770,194	81.48	(483,586)	87.30

Outstanding - December 31, 2022	16,121,844	$3.35	(15,047,054)	$46.90	1,074,790	$50.25

Stock options were adjusted retroactively to give effect to the Reverse Stock Split for the year ended December 31, 2022:

	As Previously Reported		Impact of Reverse Stock Split		As Adjusted
	No. of Options	Weighted- Average Exercise Price	No. of Options	Weighted- Average Exercise Price	No. of Options	Weighted- Average Exercise Price
Outstanding - December 31, 2021	20,326,384	$7.52	(18,971,291)	$105.28	1,355,093	$112.80
Granted	1,992,027	3.22	(1,859,225)	45.08	132,802	48.30
Exercised	(786,703)	0.45	734,256	6.30	(52,447)	6.75
Forfeited	(4,536,520)	8.19	4,234,085	114.66	(302,435)	122.85
Expired	(746,587)	8.02	696,815	112.28	(49,772)	120.30

Outstanding - December 31, 2022	16,248,601	$7.11	(15,165,360)	$99.54	1,083,241	$106.65

Schedule of Customer's Outstanding Accounts Receivable Greater Than 10% of Trade Accounts Receivable and Total Revenues
The following customer’s outstanding accounts receivable accounted for greater than 10% of the Company’s trade accounts receivable as of the date reflected:

	March 31, 2024	December 31, 2023
Customer 1	88.9%	92.4%
For the three months ended March 31, 2024 and 2023, one customer accounted for greater than 10% of the Company’s total revenues:

	Three Months Ended March 31,
	2024	2023
Customer 2	100.0%	—

The following customers accounted for greater than 10% of the Company’s trade accounts receivable as of the date reflected:

	December 31, 2023	December 31, 2022
Customer 1	92.4%	—
Customer 2	—	53.3%
Customer 3	—	21.7%
Customer 4	—	20.8%
For the years ended December 31, 2023 and 2022, the following customers accounted for greater than 10% of the Company’s total revenues:

	Year Ended December 31,
	2023	2022
Customer 5	50.4%	—
Customer 6	49.6%	—
Customer 7	—	59.2%
Customer 8	—	37.0%

Summary of Estimated Useful Life of Property and Equipment
The estimated useful lives are as follows:

Asset class	Estimated useful life
Leasehold improvements	Lesser of lease term or useful life
Research and development equipment	5 years
Production equipment	10 years
Furniture and fixtures	5 years
Computer and software	3 years